INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 15,504		$ 12,377
Accumulated amortization	11,377		11,377
Amortized cost	4,127		1,000
Amortization expense	0		205		976
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	12,790	[1]	9,663	[1]
Accumulated amortization	8,663		8,663
IPs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,100		3,100
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,714		2,714
Accumulated amortization	$ 2,714		$ 2,714

[1]	Includes purchase of IPs of $3.1 million for the purpose of manufacturing the new chip product line.